Document and Entity Information	Jan. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832168
Document Type	8-K
Document Period End Date	Jan. 02, 2024
Entity Registrant Name	Longboard Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40192
Entity Tax Identification Number	84-5009619
Entity Address, Address Line One	4275 Executive Square
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	789-9283
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	LBPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false